UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                           Maxim Value Index Portfolio

                                  Annual Report

                                December 31, 2005

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Value Index Portfolio

The S&P 500/Citigroup Value Index posted a total return of 5.85% in 2005. The Information Technology sector in the Value Index returned 11.36%, and in the S&P 500 Index the sector returned .99%. Although this sector is underweight in the Value Index versus the weight in the S&P 500 Index, the difference was substantial enough to result in outperformance of the Value Index. The Energy sector in the Value Index returned 40.22%, versus 31.43% for the Energy sector in the S&P 500. This also added to the relative outperformance. Over one third of S&P 500 Value Index is comprised of financial sector securities. Although the Financial sector returned 6.52% for the year in the S&P 500 Index, in the Value Index the return was 5.59%. This weighed down on the relative performance of the S&P 500 Value Index versus the S&P 500 Index. At the security level, Office Depot Inc. (ODP) provided the best performance in the Value Index, posting a positive return of 80.88%. The worst performing security in the Index for the year was Dana Corp. (DCN), with a negative return of 57.42%.


               Maxim Value Index     S&P 500/Citigroup
                   Portfolio            Value Index
 12/01/1993        10,000.00             10,000.00
 12/31/1996        12,063.00             12,195.69
 12/31/1997        16,174.07             15,847.13
 12/31/1998        18,516.08             18,170.76
 12/31/1999        20,625.06             20,482.63
 12/31/2000        21,730.56             21,727.97
 12/31/2001        19,049.01             19,183.63
 12/31/2002        14,961.09             15,183.84
 12/31/2003        19,512.26             20,011.03
 12/31/2004        22,444.95             23,142.07
 12/31/2005        23,656.97             24,499.45

Maxim Value Index Portfolio
Total Return -

One Year:         5.40%
Five Year:        1.72%
Ten Year:         9.00%


Portfolio Inception:       12/1/93

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Value Index Portfolio, made at its inception, with the performance of the S&P 500/Citigroup Value Index. (Effective December 16, 2005, the S&P/BARRA Value Index, previously designated as the benchmark index for the Maxim Value Index Portfolio, was discontinued by Standard & Poor's, and the S&P 500/ Citigroup Value Index was designated as the new benchmark index for the Portfolio.) Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Value Index Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Value Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

February 23, 2006

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                   $         32,314,799
      Cash                                                                                                         18,168
      Dividends receivable                                                                                         45,197
      Subscriptions receivable                                                                                     14,579
      Receivable for investments sold                                                                             110,532
                                                                                                       -------------------
                                                                                                       -------------------

      Total assets                                                                                             32,503,275
                                                                                                       -------------------
                                                                                                       -------------------

LIABILITIES:
      Due to investment adviser                                                                                    16,665
      Redemptions payable                                                                                         102,700
      Payable for investments purchased                                                                            23,995
      Variation margin on futures contracts                                                                         1,325
                                                                                                       -------------------
                                                                                                       -------------------

      Total liabilities                                                                                           144,685
                                                                                                       -------------------
                                                                                                       -------------------

NET ASSETS                                                                                           $         32,358,590
                                                                                                       ===================
                                                                                                       ===================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                  $            216,922
      Additional paid-in capital                                                                              122,704,844
      Net unrealized appreciation on investments and futures contracts                                          5,228,901
      Accumulated net realized loss on investments and futures contracts                                      (95,792,077)
                                                                                                       -------------------
                                                                                                       -------------------

NET ASSETS                                                                                           $         32,358,590
                                                                                                       ===================
                                                                                                       ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                $              14.92
                                                                                                       ===================
                                                                                                       ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                              150,000,000
      Outstanding                                                                                               2,169,215

(1)  Cost of investments in securities:                                                              $         27,080,298

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                                         $            24,730
     Dividends                                                                                                    709,070
                                                                                                        ------------------
                                                                                                        ------------------

     Total income                                                                                                 733,800
                                                                                                        ------------------
                                                                                                        ------------------

EXPENSES:
     Management fees                                                                                              195,564
                                                                                                        ------------------
                                                                                                        ------------------

NET INVESTMENT INCOME                                                                                             538,236
                                                                                                        ------------------
                                                                                                        ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                           2,950,086
     Net realized gain on futures contracts                                                                        15,043
     Change in net unrealized appreciation on investments                                                      (1,799,909)
     Change in net unrealized depreciation on futures contracts                                                   (18,725)
                                                                                                        ------------------
                                                                                                        ------------------

     Net realized and unrealized gain on investments and futures contracts                                      1,146,495
                                                                                                        ------------------
                                                                                                        ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $         1,684,731
                                                                                                        ==================
                                                                                                        ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                                                                                         2005                2004
                                                                                    ----------------    ----------------
                                                                                    ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                        $         538,236   $         449,499
     Net realized gain on investments                                                     2,950,086           1,842,122
     Net realized gain on futures contracts                                                  15,043              67,202
     Change in net unrealized appreciation on investments                               (1,799,909)           1,945,055
     Change in net unrealized appreciation (depreciation) on futures contracts             (18,725)               1,325
                                                                                    ----------------    ----------------
                                                                                    ----------------    ----------------

     Net increase in net assets resulting from operations                                 1,684,731           4,305,203
                                                                                    ----------------    ----------------
                                                                                    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                           (533,969)           (446,653)
                                                                                    ----------------    ----------------
                                                                                    ----------------    ----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                   14,458,650          13,149,677
     Reinvestment of distributions                                                          533,969             446,653
     Redemptions of shares                                                             (16,552,294)        (14,996,262)
                                                                                    ----------------    ----------------
                                                                                    ----------------    ----------------

     Net decrease in net assets resulting from share transactions                       (1,559,675)         (1,399,932)
                                                                                    ----------------    ----------------
                                                                                    ----------------    ----------------

     Total increase (decrease) in net assets                                              (408,913)           2,458,618

NET ASSETS:
     Beginning of period                                                                 32,767,503          30,308,885
                                                                                    ----------------    ----------------
                                                                                    ----------------    ----------------

     End of period  (1)                                                           $      32,358,590   $      32,767,503
                                                                                    ================    ================
                                                                                    ================    ================

OTHER INFORMATION:

SHARES:
     Sold                                                                                 1,012,275           1,004,128
     Issued in reinvestment of distributions                                                 36,414              32,693
     Redeemed                                                                           (1,156,688)         (1,147,236)
                                                                                    ----------------    ----------------
                                                                                    ----------------    ----------------

     Net decrease                                                                         (107,999)           (110,415)
                                                                                    ================    ================
                                                                                    ================    ================

(1) Including undistributed net investment income                                 $                   $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                     Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2005            2004            2003           2002           2001
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period          $        14.39  $         12.69  $        9.97  $       12.96  $       16.45

Income from Investment Operations

Net investment income                                   0.24             0.20           0.29           0.14           0.18
Net realized and unrealized gain (loss)                 0.53             1.70           2.72         (2.99)         (2.28)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Total Income (Loss) From
     Investment Operations                              0.77             1.90           3.01         (2.85)         (2.10)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Less Distributions

From net investment income                            (0.24)           (0.20)         (0.29)         (0.14)         (0.18)
From net realized gains                                                                                             (1.21)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Total Distributions                                   (0.24)           (0.20)         (0.29)         (0.14)         (1.39)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Net Asset Value, End of Period                $        14.92  $         14.39  $       12.69  $        9.97  $       12.96
                                                =============   ==============   ============   ============   ============
                                                =============   ==============   ============   ============   ============


Total Return                                           5.40%           15.03%         30.42%       (21.46%)       (12.34%)

Net Assets, End of Period ($000)              $       32,359  $        32,768  $      30,309  $      77,865  $     301,286

Ratio of Expenses to Average Net Assets                0.60%            0.60%          0.60%          0.60%          0.60%

Ratio of Net Investment Income to
     Average Net Assets                                1.65%            1.47%          1.56%          1.36%          1.15%

Portfolio Turnover Rate                               40.82%           29.72%         29.57%         27.77%         49.44%


See notes to financial statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2005 and 2004

Maxim Value Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Value Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's/Citigroup Value Index (formerly named the Standard & Poor's/BARRA Value Index). The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

        For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

        Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

        While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

        Financial Futures Contracts

        The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2005, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $96,750 for the year ended December 31, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $12,952,275 and $14,078,061, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2005, the U.S. Federal income tax cost basis was $35,639,286. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,404,008 and gross depreciation of securities in which there was an excess of tax cost over value of $6,728,495 resulting in net depreciation of $3,324,487.

5. FUTURES CONTRACTS

        As of December 31, 2005, the Portfolio had 1 open S&P 500 long futures contract. The contract expires in March 2006 and the Portfolio has recorded unrealized depreciation of $5,600.

6. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2005 and 2004 were from ordinary income in the amount of $533,969 and $446,653, respectively.

       As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                            0
      Undistributed capital gains                                                                              0
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                                 0
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized depreciation on investments                                                     (3,324,487)
      Capital loss carryforwards                                                                    (87,238,689)
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated loss on investments                                                         (90,563,176)
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. For the year ended December 31, 2005 the Portfolio reclassified $1,705 from paid-in capital to undistributed net investment income and $5,972 from undistributed net investment income to accumulated net realized loss on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        For the year ended December 31, 2005, the Portfolio utilized $2,124,053 of capital loss carryforwards. At December 31, 2005, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $68,215,381, $15,014,977 and $4,008,331, expiring in the years 2010, 2011 and 2012, respectively.

7. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2005, 100% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 3.36%
      2,800 Boeing Co                                                    196,672
        665 Goodrich Corp                                                 27,332
      4,792 Honeywell International Inc                                  178,502
      2,100 Lockheed Martin Corp                                         133,623
      2,026 Northrop Grumman Corp                                        121,783
      2,530 Raytheon Co                                                  101,580
      5,800 United Technologies Corp                                     324,278
                                                                      $1,083,770

AGRICULTURE --- 0.51%
      3,657 Archer-Daniels-Midland Co                                     90,182
        953 Monsanto Co                                                   73,886
                                                                        $164,068

AIR FREIGHT --- 0.87%
        964 FedEx Corp                                                    99,668
        362 Ryder System Inc                                              14,849
      2,200 United Parcel Service Inc Class B                            165,330
                                                                        $279,847

AIRLINES --- 0.12%
      2,196 Southwest Airlines Co                                         36,080
                                                                         $36,080

AUTO PARTS & EQUIPMENT --- 0.30%
        343 Cooper Tire & Rubber Co                                        5,255
        781 Dana Corp                                                      5,608
      1,158 Johnson Controls Inc                                          84,430
                                                                         $95,293

AUTOMOBILES --- 0.44%
     10,545 Ford Motor Co                                                 81,407
      3,172 General Motors Corp                                           61,600
                                                                        $143,007

BANKS --- 10.59%
      1,924 AmSouth Bancorp                                               50,428
      3,098 BB&T Corp                                                    129,837
     20,694 Bank of America Corp (1)                                     955,031
        908 Comerica Inc                                                  51,538
        700 Compass Bancshares Inc                                        33,803
      1,500 Fifth Third Bancorp                                           56,580
        741 First Horizon National Corp                                   28,484
      1,289 Huntington Bancshares Inc                                     30,614
      2,267 KeyCorp                                                       74,652
        300 M&T Bank Corp                                                 32,715
        621 Marshall & Ilsley Corp                                        26,728
      3,156 National City Corp                                           105,947
      2,700 North Fork Bancorp Inc                                        73,872
      1,710 PNC Financial Services Group                                 105,729
      2,646 Regions Financial Corp                                        90,387
      2,060 SunTrust Banks Inc                                           149,886
        800 Synovus Financial Corp                                        21,608
     10,362 US Bancorp                                                   309,720
      8,847 Wachovia Corp                                                467,652
      9,602 Wells Fargo & Co (1)                                         603,294
        312 Zions Bancorp                                                 23,575
                                                                      $3,422,080

BIOTECHNOLOGY --- 0.31%
        350 Applera Corp - Applied Biosystems Group                        9,296
      1,100 Biogen Idec Inc*                                              49,863
        600 Genzyme Corp*                                                 42,468
                                                                        $101,627

BROADCAST/MEDIA --- 1.02%
     12,353 Comcast Corp*                                                320,684
        200 EW Scripps Co                                                  9,604
                                                                        $330,288

BUILDING MATERIALS --- 0.33%
        400 American Standard Cos Inc                                     15,980
      2,360 Masco Corp                                                    71,248
        296 Vulcan Materials Co                                           20,054
                                                                        $107,282

CHEMICALS --- 2.37%
      1,246 Air Products & Chemicals Inc                                  73,751
        428 Ashland Inc                                                   24,781
      5,500 Dow Chemical Co                                              241,010
      5,300 EI du Pont de Nemours & Co                                   225,250
        493 Eastman Chemical Co                                           25,434
        644 Engelhard Corp                                                19,417
        600 Hercules Inc*                                                  6,780
        200 International Flavors & Fragrances Inc                         6,700
      1,015 PPG Industries Inc                                            58,769
        900 Praxair Inc                                                   47,664
        783 Rohm & Haas Co                                                37,913
                                                                        $767,469

COMMUNICATIONS - EQUIPMENT --- 2.04%
        353 ADC Telecommunications Inc*                                    7,886
        847 Andrew Corp*                                                   9,088
      2,300 Avaya Inc*                                                    24,541
      2,227 CIENA Corp*                                                    6,614
        624 Comverse Technology Inc*                                      16,592
      5,300 Corning Inc*                                                 104,198
      5,998 JDS Uniphase Corp*                                            14,155
     16,700 Lucent Technologies Inc*                                      44,422
      9,785 Motorola Inc                                                 221,043
      3,900 QUALCOMM Inc                                                 168,012
        327 Scientific-Atlanta Inc                                        14,084
      2,524 Tellabs Inc*                                                  27,512
                                                                        $658,147

COMPUTER HARDWARE & SYSTEMS --- 2.60%
      2,300 Apple Computer Inc                                           165,347
      7,300 EMC Corp*                                                     99,426
      1,500 Gateway Inc*                                                   3,765
     16,401 Hewlett-Packard Co                                           469,561
        612 NCR Corp                                                      20,771
     19,514 Sun Microsystems Inc*                                         81,764
                                                                        $840,634

COMPUTER SOFTWARE & SERVICES --- 1.01%
      1,200 Automatic Data Processing Inc                                 55,068
        701 BMC Software Inc*                                             14,363
      1,700 Computer Associates International Inc                         47,923
      1,100 Computer Sciences Corp*                                       55,704
      1,370 Compuware Corp*                                               12,289
        380 Convergys Corp*                                                6,023
      2,927 Electronic Data Systems Corp                                  70,365
      2,100 Novell Inc*                                                   18,543
      1,000 Parametric Technology Corp*                                    6,100
        682 Sabre Holdings Corp                                           16,443
      1,303 Siebel Systems Inc                                            13,786
      1,900 Unisys Corp*                                                  11,077
                                                                        $327,684

CONGLOMERATES --- 5.06%
      1,800 3M Co                                                        139,500
     31,400 General Electric Co                                        1,100,570
        825 Textron Inc                                                   63,509
     11,517 Tyco International Ltd                                       332,381
                                                                      $1,635,960

CONTAINERS --- 0.25%
        612 Bemis Co Inc                                                  17,056
        300 Pactiv Corp*                                                   6,600
        500 Sealed Air Corp*                                              28,085
        640 Temple-Inland Inc                                             28,704
                                                                         $80,445

COSMETICS & PERSONAL CARE --- 0.10%
        122 Alberto-Culver Co Class B                                      5,582
        900 Avon Products Inc                                             25,695
                                                                         $31,277

DISTRIBUTORS --- 0.20%
      1,006 Genuine Parts Co                                              44,184
        303 WW Grainger Inc                                               21,543
                                                                         $65,727

ELECTRIC COMPANIES --- 4.38%
        938 Allegheny Energy Inc*                                         29,688
      1,146 Ameren Corp                                                   58,721
      2,272 American Electric Power Co Inc                                84,268
      1,700 CenterPoint Energy Inc                                        21,845
      1,123 Cinergy Corp                                                  47,683
      1,402 Consolidated Edison Inc                                       64,955
        979 DTE Energy Co                                                 42,283
      1,976 Dominion Resources Inc                                       152,547
        935 Edison International                                          40,775
      1,254 Entergy Corp                                                  86,087
      1,512 Exelon Corp                                                   80,348
      2,300 FPL Group Inc                                                 95,588
      1,849 FirstEnergy Corp                                              90,583
      1,927 PG&E Corp                                                     71,530
      2,178 PPL Corp                                                      64,033
        572 Pinnacle West Capital Corp                                    23,652
      1,467 Progress Energy Inc                                           64,431
      4,229 Southern Co                                                  146,027
      1,113 TECO Energy Inc                                               19,121
      1,800 TXU Corp                                                      90,342
      2,206 Xcel Energy Inc                                               40,723
                                                                      $1,415,230

ELECTRONIC INSTRUMENT & EQUIP --- 1.18%
      1,500 Agilent Technologies Inc*                                     49,935
        467 American Power Conversion Corp                                10,274
        521 Cooper Industries Inc                                         38,033
      2,400 Emerson Electric Co                                          179,280
        426 Molex Inc                                                     11,055
        600 Rockwell Automation Inc                                       35,496
      2,934 Sanmina - SCI Corp*                                           12,499
      5,200 Solectron Corp*                                               19,032
      1,372 Symbol Technologies Inc                                       17,589
        308 Tektronix Inc                                                  8,689
                                                                        $381,882

ELECTRONICS - SEMICONDUCTOR --- 2.95%
      2,321 Advanced Micro Devices Inc*                                   71,023
        700 Altera Corp*                                                  12,971
        700 Analog Devices Inc                                            25,109
      4,800 Applied Materials Inc                                         86,112
      1,705 Applied Micro Circuits Corp*                                   4,382
      1,311 Freescale Semiconductor Inc*                                  32,998
     16,500 Intel Corp                                                   411,840
        500 KLA-Tencor Corp                                               24,665
      1,444 LSI Logic Corp*                                               11,552
      3,495 Micron Technology Inc*                                        46,518
      1,000 National Semiconductor Corp                                   25,980
        362 Novellus Systems Inc*                                          8,731
        600 PMC-Sierra Inc*                                                4,626
      1,100 Teradyne Inc*                                                 16,027
      4,600 Texas Instruments Inc                                        147,522
        900 Xilinx Inc                                                    22,689
                                                                        $952,745

ENGINEERING & CONSTRUCTION --- 0.12%
        500 Fluor Corp                                                    38,630
                                                                         $38,630

FINANCIAL SERVICES --- 7.28%
        500 Ameriprise Financial Inc                                      20,500
      4,407 Bank of New York Co Inc                                      140,363
      1,100 CIT Group Inc                                                 56,958
     28,883 Citigroup Inc (1)                                          1,401,676
         2,800    Fannie Mae (nonvtg)
136,668
        370 Franklin Resources Inc                                        34,784
      1,450 Mellon Financial Corp                                         49,663
        800 Moody's Corp                                                  49,136
        580 Northern Trust Corp                                           30,056
      1,643 Principal Financial Group                                     77,927
      2,000 Sovereign Bancorp Inc                                         43,240
        834 State Street Corp                                             46,237
        300 T Rowe Price Group Inc                                        21,609
      5,631 Washington Mutual Inc                                        244,949
                                                                      $2,353,766

FOOD & BEVERAGES --- 1.54%
        200 Brown-Forman Corp                                             13,864
      5,300 Coca-Cola Co                                                 213,643
      1,700 Coca-Cola Enterprises Inc                                     32,589
      2,962 ConAgra Foods Inc                                             60,069
      1,100 Constellation Brands Inc                                      28,853
      1,100 HJ Heinz Co                                                   37,092
        400 Hershey Food Corp                                             22,100
        304 Molson Coors Brewing Co Class B                               20,365
        300 Pepsi Bottling Group Inc                                       8,583
      2,000 Sara Lee Corp                                                 37,800
      1,400 Tyson Foods Inc Class A                                       23,940
                                                                        $498,898

GOLD, METALS & MINING --- 1.24%
      4,901 Alcoa Inc                                                    144,923
        300 Allegheny Technologies Inc                                    10,824
        500 Freeport-McMoRan Copper & Gold Inc                           26,900
        853 Newmont Mining Corp                                           45,550
        864 Nucor Corp                                                    57,646
        582 Phelps Dodge Corp                                             83,732
        669 United States Steel Corp                                      32,159
                                                                        $401,734

HEALTH CARE RELATED --- 2.04%
      1,056 Aetna Inc                                                     99,591
        378 CIGNA Corp                                                    42,223
      1,100 HCA Inc                                                       55,550
      1,780 McKesson Corp                                                 91,830
        804 Medco Health Solutions Inc*                                   44,863
      2,601 Tenet Healthcare Corp*                                        19,924
      3,834 WellPoint Inc                                                305,915
                                                                        $659,896

HOMEBUILDING --- 0.20%
        212 KB Home                                                       15,404
      1,232 Pulte Homes Inc                                               48,492
                                                                         $63,896

HOTELS/MOTELS --- 0.33%
        955 Carnival Corp                                                 51,064
        900 Hilton Hotels Corp                                            21,699

        500 Marriott International Inc Class A                            33,485
                                                                        $106,248

HOUSEHOLD GOODS --- 0.62%
      1,200 Kimberly-Clark Corp                                           71,580
      1,009 Leggett & Platt Inc                                           23,167
        200 Maytag Corp                                                    3,764
      1,500 Newell Rubbermaid Inc                                         35,670
        357 Snap-on Inc                                                   13,409
        400 Stanley Works                                                 19,216
        400 Whirlpool Corp                                                33,504
                                                                        $200,310

INSURANCE RELATED --- 6.46%
      1,823 ACE Ltd                                                       97,421
      1,000 AFLAC Inc                                                     46,420
      3,711 Allstate Corp                                                200,654
      6,246 American International Group Inc (1)                         426,165
      1,865 Aon Corp                                                      67,047
      1,205 Chubb Corp                                                   117,668
        584 Cincinnati Financial Corp                                     26,093
      2,100 Genworth Financial Inc                                        72,618
      1,743 Hartford Financial Services Group Inc                        149,706
        754 Jefferson-Pilot Corp                                          42,925
        949 Lincoln National Corp                                         50,325
        800 Loews Corp                                                    75,880
        403 MBIA Inc                                                      24,244
      1,400 Marsh & McLennan Cos Inc                                      44,464
      4,333 MetLife Inc                                                  212,317
      1,340 Prudential Financial Inc                                      98,075
        766 SAFECO Corp                                                   43,279
      3,952 St Paul Travelers Co Inc                                     176,536
        259 Torchmark Corp                                                14,400
      1,621 UnumProvident Corp                                            36,878
        969 XL Capital Ltd Class A                                        65,291
                                                                      $2,088,406

INVESTMENT BANK/BROKERAGE FIRM --- 6.51%
        675 Bear Stearns Co Inc                                           77,983
      2,900 Charles Schwab Corp                                           42,543
        900 E*TRADE Financial Corp*                                       18,774
      2,588 Goldman Sachs Group Inc                                      330,513
     19,977 JPMorgan Chase & Co (1)                                      792,887
      1,014 Lehman Brothers Holdings Inc                                 129,964
      5,305 Merrill Lynch & Co Inc                                       359,308
      6,223 Morgan Stanley                                               353,093
                                                                      $2,105,065

LEISURE & ENTERTAINMENT --- 3.36%
        561 Brunswick Corp                                                22,810
        400 Harrah's Entertainment Inc                                    28,516
        989 Hasbro Inc                                                    19,958
      2,300 Mattel Inc                                                    36,386
     13,900 News Corp                                                    216,145
     12,236 Time Warner Inc (1)                                          213,396
      8,781 Viacom Inc Class B                                           286,261

     10,944 Walt Disney Co                                               262,328
                                                                      $1,085,800

MACHINERY --- 2.22%
      3,900 Caterpillar Inc                                              225,303
        331 Cummins Inc                                                   29,701
      1,425 Deere & Co                                                    97,057
      1,118 Dover Corp                                                    45,268
        834 Eaton Corp                                                    55,953
        600 Illinois Tool Works Inc                                       52,794
      1,920 Ingersoll-Rand Co                                             77,510
        300 Navistar International Corp*                                   8,586
      1,000 PACCAR Inc                                                    69,230
        311 Pall Corp                                                      8,353
        721 Parker-Hannifin Corp                                          47,557
                                                                        $717,312

MEDICAL PRODUCTS --- 0.28%
        191 Bausch & Lomb Inc                                             12,969
      1,200 Baxter International Inc                                      45,180
        737 PerkinElmer Inc                                               17,364
        533 Thermo Electron Corp*                                         16,059
                                                                         $91,572

OFFICE EQUIPMENT & SUPPLIES --- 0.41%
        600 Avery Dennison Corp                                           33,162
        500 Pitney Bowes Inc                                              21,125
      5,400 Xerox Corp*                                                   79,110
                                                                        $133,397

OIL & GAS --- 7.80%
        187 Amerada Hess Corp                                             23,715
        700 Baker Hughes Inc                                              42,546
      5,571 Chevron Corp (1)                                             316,266
      7,992 ConocoPhillips (1)                                           464,975
      3,730 El Paso Corp                                                  45,357
     12,800 Exxon Mobil Corp                                             718,976
      1,900 Halliburton Co                                               117,724
        354 Kerr-McGee Corp                                               32,164
        400 Kinder Morgan Inc                                             36,780
      2,155 Marathon Oil Corp                                            131,390
        500 Murphy Oil Corp                                               26,995
        400 National Oilwell Varco Inc*                                   25,080
        287 Noble Corp                                                    20,245
        817 Occidental Petroleum Corp                                     65,262
        284 Rowan Cos Inc                                                 10,122
      2,000 Schlumberger Ltd                                             194,300
        800 Sunoco Inc                                                    62,704
      1,179 Transocean Inc*                                               82,165
        800 Weatherford International Ltd                                 28,960
      3,212 Williams Cos Inc                                              74,422
                                                                      $2,520,148

PAPER & FOREST PRODUCTS --- 0.73%
      2,834 International Paper Co                                        95,251
        549 Louisiana-Pacific Corp                                        15,081
      1,019 MeadWestvaco Corp                                             28,563
      1,450 Weyerhaeuser Co                                               96,193
                                                                        $235,088

PHARMACEUTICALS --- 1.55%
      3,400 Abbott Laboratories                                          134,062
      6,400 Bristol-Myers Squibb Co                                      147,072
      6,900 Merck & Co Inc                                               219,489
                                                                        $500,623

PHOTOGRAPHY/IMAGING --- 0.12%
      1,644 Eastman Kodak Co                                              38,470
                                                                         $38,470

POLLUTION CONTROL --- 0.17%
      1,245 Allied Waste Industries Inc*                                  10,881
      1,462 Waste Management Inc                                          44,372
                                                                         $55,253

PRINTING & PUBLISHING --- 0.62%
        558 Gannett Co Inc                                                33,798
        300 Knight-Ridder Inc                                             18,990
        900 McGraw-Hill Cos Inc                                           46,467
        100 Meredith Corp                                                  5,234
        300 New York Times Co                                              7,935
      1,241 RR Donnelley & Sons Co                                        42,393
      1,481 Tribune Co                                                    44,815
                                                                        $199,632

RAILROADS --- 1.36%
      2,130 Burlington Northern Santa Fe Corp                            150,847
      1,213 CSX Corp                                                      61,584
      2,315 Norfolk Southern Corp                                        103,781
      1,513 Union Pacific Corp                                           121,812
                                                                        $438,024

REAL ESTATE --- 1.13%
        508 Apartment Investment & Management Co REIT                     19,238
      1,200 Archstone-Smith Trust REIT                                    50,268
      2,331 Equity Office Properties Trust REIT                           70,699
      1,677 Equity Residential REIT                                       65,604
        592 Plum Creek Timber Co Inc REIT                                 21,342
        850 ProLogis Trust REIT                                           39,712
        300 Public Storage Inc REIT                                       20,316
        700 Simon Property Group Inc REIT                                 53,641
        300 Vornado Realty Trust REIT                                     25,041
                                                                        $365,861

RESTAURANTS --- 0.36%
      3,404 McDonald's Corp                                              114,783
                                                                        $114,783

RETAIL --- 2.68%
      2,046 Albertson's Inc                                               43,682
        964 AutoNation Inc*                                               20,948
        555 Big Lots Inc*                                                  6,666
      4,674 CVS Corp                                                     123,487
        857 Circuit City Stores Inc - CarMax Group                        19,360
      2,739 Costco Wholesale Corp                                        135,498
        284 Dillard's Inc                                                  7,049
        600 Dollar General Corp                                           11,442
        300 Family Dollar Stores Inc                                       7,437
      1,539 Federated Department Stores Inc                              102,082
      1,200 Gap Inc                                                       21,168
      1,329 JC Penney Co Inc                                              73,892
      1,869 Kroger Co*                                                    35,287
      1,900 Limited Brands Inc                                            42,465
      1,200 Nordstrom Inc                                                 44,880
        733 Office Depot Inc*                                             23,016
        345 OfficeMax Inc                                                  8,749
        806 SUPERVALU Inc                                                 26,179
      2,501 Safeway Inc                                                   59,174
        400 Sherwin-Williams Co                                           18,168
      1,600 Staples Inc                                                   36,336
                                                                        $866,965

SHOES --- 0.02%
        129 Reebok International Ltd                                       7,512
                                                                          $7,512

SPECIALIZED SERVICES --- 0.16%
      1,552 Interpublic Group of Cos Inc*                                 14,977
        400 Monster Worldwide Inc*                                        16,328
        500 Robert Half International Inc                                 18,945
                                                                         $50,250

TELEPHONE & TELECOMMUNICATIONS --- 5.79%
      1,252 ALLTEL Corp                                                   79,001
     22,312 AT&T Inc                                                     546,421
     10,455 BellSouth Corp                                               283,331
        688 CenturyTel Inc                                                22,814
      1,900 Citizens Communications Co                                    23,237
      8,800 Qwest Communications International Inc*                       49,720
     16,843 Sprint Corp                                                  393,452
     15,750 Verizon Communications (1)                                   474,390
                                                                      $1,872,366

TEXTILES --- 0.15%
        639 Jones Apparel Group Inc                                       19,630
        526 VF Corp                                                       29,109
                                                                         $48,739

TOBACCO --- 1.21%
      4,500 Altria Group Inc                                             336,240
        564 Reynolds American Inc                                         53,766
                                                                        $390,006

UNIT INVESTMENT TRUST --- 0.79%
      3,900 iShares S&P 500 Value Index Fund                             253,695
                                                                        $253,695

UTILITIES --- 1.53%
      1,800 AES Corp*                                                     28,494
      1,199 CMS Energy Corp*                                              17,397
        986 Constellation Energy Group                                    56,794
      5,235 Duke Energy Corp                                             143,701
      1,634 Dynegy Inc Class A*                                            7,876
        984 KeySpan Corp                                                  35,119
        211 NICOR Inc                                                      8,294
      1,556 NiSource Inc                                                  32,458
        196 Peoples Energy Corp                                            6,874
      1,408 Public Service Enterprise Group Inc                           91,478
      1,498 Sempra Energy                                                 67,170
                                                                        $495,655

TOTAL COMMON STOCK --- 98.77%                                        $31,918,542
(Cost $26,684,041)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

    288,000 Federal Home Loan Bank                                       287,920
                  3.400%, January 3, 2006
    110,000 United States of America (1)                                 108,337
4.220%, May 11, 2006

TOTAL SHORT-TERM INVESTMENTS --- 1.23%                                  $396,257
(Cost $396,257)

TOTAL MAXIM VALUE INDEX PORTFOLIO --- 100%                           $32,314,799
(Cost $27,080,298)

Legend
* Non-income Producing Security (1) Collateral or Segregated Assets for Futures REIT - Real Estate Investment Trust See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Sector

Maxim Value Index Portfolio
December 31, 2005
Unaudited

                                                                       % of Portfolio
                Sector                           Value ($)              Investments
---------------------------------------    ---------------------    ---------------------
Communications                             2,860,801                             8.85%

Consumer Products & Services               5,204,841                            16.10%

Financial Services                        10,335,178                            31.98%

Health Care Related                        1,353,718                             4.19%

Industrial Products & Services             2,099,420                             6.50%

Natural Resources                          3,321,038                            10.28%

Short Term Investments                       396,257                             1.23%

Technology                                 3,586,715                            11.10%

Transportation                               992,251                             3.07%

Unit Investment Trust                        253,695                              0.79%

Utilities                                  1,910,885                              5.91%
                                           ---------------------    ---------------------
                                            $
                                           32,314,799                            100.00%
                                           =====================    =====================

SHAREHOLDER EXPENSE EXAMPLE
Maxim Value Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                Beginning         Ending       Expenses Paid
                              Account Value   Account Value    During Period*
                               (6/30/2005)     (12/31/2005)  (6/30/05-12/31/05)

 Actual                          $ 1,000.00       $ 1,052.07       $ 3.10

 Hypothetical
 (5% return before expenses)     $ 1,000.00       $ 1,022.18       $ 3.06

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
FUND DIRECTORS AND OFFICERS
(UNAUDITED)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

-----------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- ------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (80)    Director     March 22, 1988    President Emeritus, Denver Metro         34
                                  to present        Chamber of Commerce
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         34
Koeppe (73)                       to present

------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       34
(65)                              to present        and Daniel, P.C.
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    Beginning January 1, 2006:  Vice        34       Director,
McCallum (63)        President    present            Chairman, Great-West Life &                      Great-West
                                                     Annuity Insurance Company                        Lifeco Inc.,
                                                     ;Through December 31, 2005:                      Great-West Life
                                                     President and Chief Executive                    & Annuity
                                                     Officer of Great-West Life &                     Insurance
                                                     Annuity Insurance Company, United                Company, First
                                                     States Operations of The                         Great-West Life
                                                     Great-West Life Assurance                        & Annuity
                                                     Company, and the United States                   Insurance
                                                     Operations of The Canada Life                    Company, GWL&A
                                                     Assurance Company;  Co-President                 Financial Inc.,
                                                     and Chief Executive Officer of                   The Great-West
                                                     Great-West Lifeco Inc.;                          Life Assurance
                                                     President and Chief Executive                    Company, The
                                                     Officer of GWL&A Financial Inc.                  Canada Life
                                                     and Canada Life Insurance Company                Assurance
                                                     of America (through February 13,                 Company, Canada
                                                     2006); President and Chief                       Life Insurance
                                                     Executive Officer of First                       Company of
                                                     Great-West Life & Annuity                        America, and
                                                     Insurance Company and Alta Health                Alta Health &
                                                     & Life Insurance Company                         Life Insurance
                                                                                                      Company.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            34       Director, Alta
Graye (50)                        present            Chief Financial Officer of                       Health & Life
                                                     Great-West Life & Annuity                        Insurance
                                                     Insurance Company, First                         Company, EMJAY
                                                     Great-West Life & Annuity                        Corporation,
                                                     Insurance Company, Canada Life                   EMJAY Retirement
                                                     Insurance Company of America,                    Plan Services,
                                                     GWL&A Financial, Inc., the United                Inc., GWL
                                                     States Operations of The                         Properties,
                                                     Great-West Life Assurance                        Inc., Great-West
                                                     Company, and the United States                   Benefit
                                                     Operations for The Canada Life                   Services, Inc.;
                                                     Assurance Company;  President, GW                Manager, GW
                                                     Capital Management, LLC,  Orchard                Capital
                                                     Capital Management, LLC, and GWL                 Management, LLC,
                                                     Properties, Inc.; Executive Vice                 Orchard Capital
                                                     President, Orchard Trust Company,                Management, LLC,
                                                     LLC                                              Orchard Trust
                                                                                                      Company, LLC and
                                                                                                      FASCore, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        34           Manager,
(59)                              2001 to present    Administration of Great-West Life                    Greenwood
                                                     & Annuity Insurance Company,                       Investments,
                                                     GWL&A Financial, Inc., the United                 LLC; Director,
                                                     States Operations of The                            Great-West
                                                     Great-West Life Assurance                             Benefit
                                                     Company, the United States                        Services, Inc.,
                                                     Operations of The Canada Life                     GWL Properties,
                                                     Assurance Company; Senior Vice                         Inc.
                                                     President, Corporate Finance and
                                                     Investment Operations of Canada
                                                     Life Insurance Company of
                                                     America, EMJAY Corporation, EMJAY
                                                     Retirement Plan Services, Inc.,
                                                     FASCore, LLC and Orchard Trust
                                                     Company, LLC.  Senior Vice
                                                     President and Treasurer, GW
                                                     Capital Management, LLC, and
                                                     Orchard Capital Management, LLC;
                                                     President, Greenwood Investments,
                                                     LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President, Counsel and             34             None
Byrne (50)                        to present         Associate Secretary, Great-West
                                                     Life & Annuity Insurance
                                                     Company, GWL&A Financial
                                                     Inc., First Great-West Life
                                                     & Annuity Insurance
                                                     Company, Canada Life
                                                     Insurance Company of
                                                     America, the United States
                                                     Operations of The
                                                     Great-West Life Assurance
                                                     Company, the United States
                                                     Operations of The Canada
                                                     Life Assurance Company;
                                                     Vice President, Counsel and
                                                     Secretary, FASCore, LLC;
                                                     Vice President and Counsel,
                                                     Orchard Trust Company, LLC;
                                                     Secretary and Chief
                                                     Compliance Officer, GW
                                                     Capital Management, LLC,
                                                     Orchard Capital Management,
                                                     LLC, GWFS Equities, Inc.,
                                                     and Advised Assets Group,
                                                     LLC; Secretary and
                                                     Compliance Officer, EMJAY
                                                     Corporation, EMJAY
                                                     Retirement Plan Services,
                                                     Inc., BenefitsCorp, Inc.,
                                                     BenefitsCorp, Inc. of
                                                     Wyoming, Secretary,
                                                     Greenwood Investments, LLC
                                                     and One Orchard Equities,
                                                     Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

*    Refers to a Director or officer who is an "interested person" of Maxim
     Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent
     Director."

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2005, there were 34 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments made to the registrant's Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(f)  A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $252,000 for fiscal year 2004 and $272,700 for fiscal year 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $33,000 for fiscal year 2004 and $35,300 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $174,085 for fiscal year 2004 and $133,810 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.



         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2004 equaled $429,000, and for fiscal year 2005 equaled $499,505.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  SCHEDULE OF INVESTMENTS.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item10.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.


TURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.



By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006



By:      /s/ G. R. McDonald
         ------------------
         G. R. McDonald Treasurer

Date:    February 28, 2006